RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2024
RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions

	For the nine months ended September 30,
	2023	2024
	RMB	RMB
Services provided to:
-SH Edge Interchange	938	40
-Changzhou Gaoxin	—	755

Services provided by:
-CYSD	31,119	—
-Sanhe Mingtai	17,366	20,102
-Others	2,224	—

Loan to:
-Shanghai Puping	80,263	40,038
-SH Edge Interchange	1,000	—
-Sanhe Mingtai	33,785	11,959

Receipt of loan to:
-SH Shibei	9,800	—
-Sanhe Mingtai	—	28,313

Loan by:
-Changzhou Gaoxin*	350,000	—

Interest income from loan to:
-SH Shibei	(1,321)	—
-SH Edge Interchange	32	19

Interest expense by loan to:
-Changzhou Gaoxin	13,183	14,850

Lease payment paid to:
-Sanhe Mingtai	10,801	38,513
*

In May 2023, the Company obtained a loan in the amount of RMB350,000 from Changzhou Gaoxin at an interest rate of 6.0% per annum. The interest rate was modified to 3.85% since July 31, 2024. The maturity date of the loan was March 31, 2024, which was subsequently extended to January 31, 2025.

Schedule of related party balances

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Amounts due from related parties:
-Shanghai Puping	218,405	258,443
-Sanhe Mingtai	56,833	58,721
-Others	1,999	455
	277,237	317,619
Amounts due to related parties:
-Changzhou Gaoxin	356,067	354,880
-Others	13	23
	356,080	354,903